Fair value measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurements
Fair value measurements

(a)	Classification within the fair value hierarchy
Fair value is defined as the price to sell an asset or transfer a liability in an orderly transaction between market participants. Under U.S. GAAP, a company must determine the appropriate level in the fair value hierarchy for each fair value measurement. The fair value hierarchy prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or liability, into three levels. It gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The level in the fair value hierarchy within which a fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The three levels of the fair value hierarchy are described below:
Level 1 - Fair values are measured based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access.
Level 2 - Fair values are measured based on quoted prices in active markets for similar assets or liabilities, quoted prices for identical assets or liabilities in inactive markets, or for which significant inputs are observable (e.g., interest rates, yield curves, prepayment speeds, default rates, loss severities, etc.) or can be corroborated by observable market data.
Level 3 - Fair values are measured based on inputs that are unobservable and significant to the overall fair value measurement. The unobservable inputs reflect the Company's own judgments about assumptions where there is little, if any, market activity for that asset or liability that market participants might use.
The availability of observable inputs can vary from financial instrument to financial instrument and is affected by a wide variety of factors including, for example, the type of financial instrument, whether the financial instrument is new and not yet established in the marketplace, and other characteristics particular to the instrument. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires significantly more judgment.
Accordingly, the degree of judgment exercised by management in determining fair value is greatest for instruments categorized in Level 3. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This may lead the Company to change the selection of our valuation technique (for example, from market to cash flow approach) or to use multiple valuation techniques to estimate the fair value of a financial instrument. These circumstances could cause an instrument to be reclassified between levels within the fair value hierarchy.
There have been no material changes in the Company's valuation techniques during the period, or periods, represented by these Consolidated Financial Statements. The following methods and assumptions were used in estimating the fair value of each class of financial instrument recorded in the Consolidated Balance Sheets.
At December 31, 2014, the Company’s investments were allocated between Levels 1, 2 and 3 as follows:

	Level 1	Level 2	Level 3	Total
U.S. government and government agency	$—	$760,086	$—	$760,086
Non-U.S. government and government agency	—	278,728	—	278,728
U.S. states, municipalities and political subdivisions	—	449,623	—	449,623
Agency residential mortgage-backed securities	—	529,231	—	529,231
Non-agency residential mortgage-backed securities	—	37,807	—	37,807
U.S. corporate	—	1,499,706	—	1,499,706
Non-U.S. corporate	—	563,162	—	563,162
Bank loans	—	416,256	32,748	449,004
Catastrophe bonds	—	70,664	5,000	75,664
Asset-backed securities	—	647,482	—	647,482
Commercial mortgage-backed securities	—	242,238	—	242,238
Total fixed maturities	—	5,494,983	37,748	5,532,731
Total short-term investments (a)	942,716	108,358	—	1,051,074
Other investments
Fund of hedge funds	—	—	1,775	1,775
Preferred stock	—	6,334	—	6,334
Hedge funds (b)	—	—	496,960	496,960
Private equity investments	—	—	53,371	53,371
Investment funds	—	140,045	104,787	244,832
Mutual funds	—	9,739	—	9,739
Total other investments	—	156,118	656,893	813,011
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	$942,716	$5,759,459	$694,641	$7,396,816
Assets held in trust on behalf of operating affiliates (a)	$(732,782)	$—	$—	$(732,782)
Catastrophe bonds	$—	$(70,664)	$(5,000)	$(75,664)
Noncontrolling interest (b)	$—	$—	$(430,494)	$(430,494)
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	$209,934	$5,688,795	$259,147	$6,157,876

(a)
Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by one AlphaCat ILS fund which is consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.

(b)
Included in the hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.

At December 31, 2013, the Company’s investments were allocated between Levels 1, 2 and 3 as follows:

	Level 1	Level 2	Level 3	Total
U.S. government and government agency	$—	$1,364,679	$—	$1,364,679
Non-U.S. government and government agency	—	459,068	—	459,068
U.S. states, municipalities and political subdivisions	—	43,120	—	43,120
Agency residential mortgage-backed securities	—	311,499	—	311,499
Non-agency residential mortgage-backed securities	—	15,759	—	15,759
U.S. corporate	—	1,332,484	—	1,332,484
Non-U.S. corporate	—	714,325	—	714,325
Bank loans	—	717,116	—	717,116
Catastrophe bonds	—	74,551	—	74,551
Asset-backed securities	—	509,657	—	509,657
Total fixed maturities	—	5,542,258	—	5,542,258
Total short-term investments (a)	783,151	4,563	—	787,714
Other investments
Fund of hedge funds	—	—	2,303	2,303
Hedge funds (b)	—	—	561,083	561,083
Private equity investments	—	—	13,485	13,485
Investment fund	—	117,399	—	117,399
Mutual funds	—	9,816	—	9,816
Total other investments	—	127,215	576,871	704,086
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	$783,151	$5,674,036	$576,871	$7,034,058
Assets held in trust on behalf of operating affiliates (a)	$(651,715)	$—	$—	$(651,715)
Catastrophe bonds	$—	$(55,544)	$—	$(55,544)
Noncontrolling interest (b)	$—	$—	$(489,402)	$(489,402)
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	$131,436	$5,618,492	$87,469	$5,837,397

(a)
Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by two AlphaCat ILS funds which are consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.

(b)
Included in the Hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.

At December 31, 2014, Level 3 investments excluding assets held in trust on behalf of operating affiliates, catastrophe bonds and noncontrolling interests totaled $259,147 (December 31, 2013: $87,469), representing 4.2% (December 31, 2013: 1.5%) of total investments, excluding assets held in trust on behalf of operating affiliates, catastrophe bonds and noncontrolling interests, measured at fair value on a recurring basis.

(b)	Level 1 assets measured at fair value
Short term investments
Short term investments categorized as Level 1 consist primarily of highly liquid securities, all with maturities less than one year from the date of purchase. The fair value of the Company's portfolio of short term investments are generally determined using amortized cost which approximates fair value. The Company has determined that certain of its short-term investments, held in highly liquid money market-type funds, should be included in Level 1 as their fair values are based on quoted market prices in active markets.

(c)	Level 2 assets measured at fair value
Fixed maturity investments
Fixed maturity investments included in Level 2 include U.S. government and government agency, non-U.S. government and government agency, U.S. states, municipalities and political subdivisions, agency residential mortgage-backed securities, non-agency residential mortgage-backed securities, U.S. corporate, non-U.S. corporate, bank loans, catastrophe bonds, asset-backed securities and commercial mortgage-backed securities.
In general, valuation of the Company's fixed maturity investment portfolios is provided by pricing services, such as index providers and pricing vendors, as well as broker quotations. The pricing vendors provide valuations for a high volume of liquid securities that are actively traded. For securities that do not trade on an exchange, the pricing services generally utilize market data and other observable inputs in matrix pricing models to determine month end prices. Prices are generally verified using third party data. Securities which are priced by an index provider are generally included in the index.
In general, broker-dealers value securities through their trading desks based on observable inputs. The methodologies include mapping securities based on trade data, bids or offers, observed spreads, and performance on newly issued securities. Broker-dealers also determine valuations by observing secondary trading of similar securities. Prices obtained from broker quotations are considered non-binding, however they are based on observable inputs and by observing secondary trading of similar securities obtained from active, non-distressed markets.
The Company considers these Level 2 inputs as they are corroborated with other market observable inputs. The techniques generally used to determine the fair value of the Company's fixed maturity investments are detailed below by asset class.
U.S. government and government agency
U.S. government and government agency securities consist primarily of debt securities issued by the U.S. Treasury and mortgage pass-through agencies such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. Fixed maturity investments included in U.S. government and government agency securities are primarily priced by pricing services. When evaluating these securities, the pricing services gather information from market sources and integrate other observations from markets and sector news. Evaluations are updated by obtaining broker dealer quotes and other market information including actual trade volumes, when available. The fair value of each security is individually computed using analytical models which incorporate option adjusted spreads and other daily interest rate data.
Non-U.S. government and government agency
Non-U.S. government and government agency securities consist of debt securities issued by non-U.S. governments and their agencies along with supranational organizations (also known as sovereign debt securities). Securities held in these sectors are primarily priced by pricing services who employ proprietary discounted cash flow models to value the securities. Key quantitative inputs for these models are daily observed benchmark curves for treasury, swap and high issuance credits. The pricing services then apply a credit spread for each security which is developed by in-depth and real time market analysis. For securities in which trade volume is low, the pricing services utilize data from more frequently traded securities with similar attributes. These models may also be supplemented by daily market and credit research for international markets.
U.S. states, municipalities and political subdivisions
The Company's U.S. states, municipalities and political subdivisions portfolio contains debt securities issued by U.S. domiciled state and municipal entities. These securities are generally priced by independent pricing services using the techniques described for U.S. government and government agency securities described above.
Agency residential mortgage-backed securities
The Company's agency residential mortgage-backed investments are primarily priced by pricing services using a mortgage pool specific model which utilizes daily inputs from the active to be announced ("TBA") market which is very liquid, as well as the U.S. treasury market. The model also utilizes additional information, such as the weighted average maturity, weighted average coupon and other available pool level data which is provided by the sponsoring agency. Valuations are also corroborated with daily active market quotes.
Non-agency residential mortgage-backed securities
The Company's non-agency mortgage-backed investments include non-agency prime residential mortgage-backed fixed maturity investments. The Company has no fixed maturity investments classified as sub-prime held in its fixed maturity investments portfolio. Securities held in these sectors are primarily priced by pricing services using an option adjusted spread model or other relevant models, which principally utilize inputs including benchmark yields, available trade information or broker quotes, and issuer spreads. The pricing services also review collateral prepayment speeds, loss severity and delinquencies among other collateral performance indicators for the securities valuation, when applicable.
U.S. corporate
Corporate debt securities consist primarily of investment-grade debt of a wide variety of U.S. corporate issuers and industries. The Company's corporate fixed maturity investments are primarily priced by pricing services. When evaluating these securities, the pricing services gather information from market sources regarding the issuer of the security and obtain credit data, as well as other observations, from markets and sector news. Evaluations are updated by obtaining broker dealer quotes and other market information including actual trade volumes, when available. The pricing services also consider the specific terms and conditions of the securities, including any specific features which may influence risk. In certain instances, securities are individually evaluated using a spread which is added to the U.S. treasury curve or a security specific swap curve as appropriate.
Non-U.S. corporate
Non-U.S. corporate debt securities consist primarily of investment-grade debt of a wide variety of non-U.S. corporate issuers and industries. The Company's non-U.S. corporate fixed maturity investments are primarily priced by pricing services. When evaluating these securities, the pricing services gather information from market sources regarding the issuer of the security and obtain credit data, as well as other observations, from markets and sector news. Evaluations are updated by obtaining broker dealer quotes and other market information including actual trade volumes, when available. The pricing services also consider the specific terms and conditions of the securities, including any specific features which may influence risk.
Bank loans
The Company's bank loan investments consist primarily of below-investment-grade debt of a wide variety of corporate issuers and industries. The Company's bank loans are primarily priced by pricing services. When evaluating these securities, the pricing services gather information from market sources regarding the issuer of the security and obtain credit data, as well as other observations, from markets and sector news. Evaluations are updated by obtaining broker dealer quotes and other market information including actual trade volumes, when available. The pricing services also consider the specific terms and conditions of the securities, including any specific features which may influence risk.
Catastrophe bonds
Catastrophe bonds are based on broker or underwriter bid indications. To the extent that these indications are based on significant unobservable inputs, the relevant bonds will be classified as a Level 3 asset.
Asset-backed securities
Asset backed securities include mostly investment-grade debt securities backed by pools of loans with a variety of underlying collateral, including automobile loan receivables, student loans, credit card receivables, and collateralized loan obligations originated by a variety of financial institutions. Securities held in these sectors are primarily priced by pricing services. The pricing services apply dealer quotes and other available trade information such as bids and offers, prepayment speeds which may be adjusted for the underlying collateral or current price data, the U.S. treasury curve and swap curve as well as cash settlement. The pricing services determine the expected cash flows for each security held in this sector using historical prepayment and default projections for the underlying collateral and current market data. In addition, a spread is applied to the relevant benchmark and used to discount the cash flows noted above to determine the fair value of the securities held in this sector.
Commercial mortgage-backed securities
Commercial mortgage backed securities are investment-grade debt primarily priced by pricing services. The pricing services apply dealer quotes and other available trade information such as bids and offers, prepayment speeds which may be adjusted for the underlying collateral or current price data, the U.S. treasury curve and swap curve as well as cash settlement. The pricing services determine the expected cash flows for each security held in this sector using historical prepayment and default projections for the underlying collateral and current market data. In addition, a spread is applied to the relevant benchmark and used to discount the cash flows noted above to determine the fair value of the securities held in this sector.
Short term investments
Short term investments consist primarily of highly liquid securities, all with maturities less than one year from the date of purchase. The fair value of the Company's portfolio of short term investments is generally determined using amortized cost which approximates fair value. The Company has determined that, other than highly liquid money market-type funds, the remaining securities are classified within Level 2 because these securities are typically not actively traded due to their approaching maturity and, as such, their amortized cost approximates fair value.
Preferred stock
The Company's preferred stock portfolio contains preferred term securities typically sold by non public financial services companies, through a collateralized debt obligation product and are classified as Level 2 assets. The fair value of these investments is determined based on quoted market prices in active markets.
Investment funds
Investment funds classified as Level 2 assets includes one pooled investment which is invested in fixed income securities with high credit ratings. The investment fund is only open to Lloyd’s Trust Fund participants. The fair value of units in the investment fund is based on the net asset value of the fund as reported by Lloyd’s Treasury & Investment Management.
Also included within investment funds is the Company's share of a portfolio of Lloyd's overseas deposits, which is also classified as a Level 2 asset. The underlying deposits are managed centrally by Lloyd's and invested according to local regulatory requirements. The composition of the portfolio varies and the deposits are made across the market. The fair value of the deposits is based on the portfolio level reporting that is provided by Lloyd's.
Mutual funds
Mutual funds consist of two investment funds which are invested in various quoted investments. The fair value of units in the mutual funds is based on the net asset value of the fund as reported by the fund manager.

(d)	Level 3 assets measured at fair value
Level 3 includes financial instruments that are valued using market approach and income approach valuation techniques. These models incorporate both observable and unobservable inputs. The Company's hedge funds, a fund of hedge funds, private equity investments, certain bank loans, an investment fund and certain catastrophe bonds are the only financial instruments in this category as at December 31, 2014. For each respective hedge fund investment, the Company obtains and reviews the valuation methodology used by the fund administrators and investment managers to ensure that the hedge fund investments are following fair value principles consistent with U.S. GAAP in determining the net asset value (“NAV”).
Within the hedge fund industry, there is a general lack of transparency necessary to facilitate a detailed independent assessment of the values placed on the securities underlying the NAV provided by the fund manager or fund administrator. To address this, on a quarterly basis, we perform a number of monitoring procedures designed to assist us in the assessment of the quality of the information provided by managers and administrators. These procedures include, but are not limited to, regular review and discussion of each fund's performance with its manager and regular evaluation of fund performance against applicable benchmarks.
Bank loans
Included in the bank loans portfolio is a collection of loan participations held through an intermediary. These investments are classified as Level 3 assets. A third party pricing service provides monthly valuation reports for each loan and participation using a combination of quotations from loan pricing services, leveraged loan indices or market price quotes obtained directly from the intermediary.
Fund of hedge funds
The fund of hedge funds includes a side pocket. While a redemption request has been submitted, the timing of receipt of proceeds on the side pocket is unknown. The fund's administrator provides a monthly reported NAV with a one month delay in its valuation which was used as a basis for fair value measurement in the Company's December 31, 2014 Consolidated Balance Sheet. The fund manager has provided an estimate of the fund NAV at December 31, 2014 based on the estimated performance provided from the underlying funds. To determine the reasonableness of the estimated NAV, the Company compares the one month delayed fund administrator's NAV to the fund manager's estimated NAV that incorporates relevant valuation sources on a timely basis. Material variances are recorded in the current reporting period while immaterial variances are recorded in the following reporting period. As this valuation technique incorporates both observable and significant unobservable inputs, the fund of hedge funds is classified as a Level 3 asset.
Hedge funds
The hedge funds were valued at $496,960 at December 31, 2014 (2013: $561,083). The hedge funds consist of investments in five Paulson & Co. managed funds (the "Paulson hedge funds") and one hedge fund assumed in the acquisition of Flagstone Reinsurance Holdings, S.A. (the "Flagstone Acquisition") (the "Flagstone hedge fund").
The Paulson hedge funds' administrator provides monthly reported NAVs with a one month delay in its valuation which was used as a partial basis for fair value measurement in the Company's December 31, 2014 Consolidated Balance Sheet. The fund manager provides an estimate of the NAV as at December 31, 2014 based on estimated performance. The Company adjusts fair value to the fund manager's estimated NAV that incorporates relevant valuation sources on a timely basis. To determine the reasonableness of the estimated NAV, the Company assesses the variance between the fund manager's estimated NAV and the fund administrator's NAV. Material variances are recorded in the current reporting period while immaterial variances are recorded in the following reporting period. Historically, the Company's valuation estimates have not materially differed from the subsequent NAVs.
The Flagstone hedge fund's administrator provides quarterly NAVs with a three-month delay in valuation which was used as a basis for fair value measurement in the Company's December 31, 2014 Consolidated Balance Sheet.
As these valuation techniques incorporate both observable and significant unobservable inputs, both the Paulson hedge funds and the Flagstone hedge fund are classified as Level 3 assets. The Paulson hedge funds are subject to quarterly liquidity.
Private equity investments
The private equity funds provide quarterly or semi-annual partnership capital statements with a three month or a six month delay which are used as a basis for valuation in the Company's December 31, 2014 Consolidated Balance Sheet. These private equity investments vary in investment strategies and are not actively traded in any open markets. As this valuation technique can incorporate significant unobservable inputs, the private equity investments are classified as Level 3 assets.
Investment funds
Investment funds classified as Level 3 assets consists of one structured securities fund that invests across asset backed securities, residential mortgage backed securities and commercial mortgage backed securities. The fair value of units in the investment fund is based on the NAV of the fund as reported by the independent fund administrator. The fund's administrator provides a monthly reported NAV with a one-month delay in its valuation which was used as a basis for fair value measurement in the Company's December 31, 2014 Consolidated Balance Sheet. As this valuation technique incorporates both observable and significant unobservable inputs, the investment fund investment is classified as a Level 3 asset.
The following table presents a reconciliation of the beginning and ending balances for all investments measured at fair value on a recurring basis using Level 3 inputs during the years ended December 31, 2014 and 2013:

	Total Fair Market Value
	Year Ended December 31, 2014	Year Ended December 31, 2013
Level 3 investments—Beginning of year	$576,871	$556,234
Additions to level 3 investments due to Western World acquisition	23,620	—
Purchases	175,129	99,037
Sales	(52,351)	(82,000)
Issuances	—	—
Settlements	(1,500)	—
Realized gains	8,216	6,132
Unrealized losses	(42,047)	(2,532)
Transfers into Level 3 during the year	6,703	—
Level 3 investments—End of year	$694,641	$576,871
Catastrophe bonds	(5,000)	—
Noncontrolling interest (a)	(430,494)	(489,402)
Level 3 investments excluding noncontrolling interest	$259,147	$87,469

(a)
Includes Level 3 investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.

During the year ended December 31, 2014 there was a transfer of investments from Level 2 into Level 3 of the fair value hierarchy. This transfer was due to a reassessment of the extent of unobservable inputs used in establishing the fair value of certain catastrophe bonds. There were no transfers into or out of Level 3 during the year ended December 31, 2013.

(e)	Financial Instruments Not Carried at Fair Value
U.S. GAAP guidance in relation to the fair value of financial instruments is also applicable to disclosures of financial instruments not carried at fair value, except for certain financial instruments, including insurance contracts and investments in affiliates. The carrying values of cash and cash equivalents (including restricted amounts), accrued investment income, other assets, net payable for investments purchased and accounts payable and accrued expenses approximated their fair values at December 31, 2014, due to their respective short maturities. As these financial instruments are not actively traded, their respective fair values are classified within Level 2.